UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Brigade Capital Management, LLC

Address:    399 Park Avenue, 16th Floor
            New York, New York 10022

13F File Number: 028-12820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Donald E. Morgan, III
Title:      Managing Member
Phone:      (212) 745-9700

Signature, Place and Date of Signing:


/s/ Donald E. Morgan, III          New York, NY             August 14, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $3,738,833
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-12821               Brigade Leveraged Capital Structures Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/ INVESTMENT     OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT    PRN CALL DISCRETION     MNGRS SOLE      SHARED NONE
--------------                --------------     -----      -------   -------    --- ---- ----------     ----- ----      ------ ----
ALLIANCE HEALTHCARE SRVCS IN       COM NEW      018606202      2,565   2,570,058 SH       Shared-Defined 1      2,570,058
AMERISTAR CASINOS INC                COM        03070Q101     17,770   1,000,000 SH       Shared-Defined 1      1,000,000
BEAZER HOMES USA INC                 COM        07556Q105      7,963   2,450,000 SH       Shared-Defined 1      2,450,000
BON-TON STORES INC                   COM        09776J101        170      21,800 SH       Shared-Defined 1         21,800
CHESAPEAKE ENERGY CORP         NOTE 2.250%12/1  165167CB1     12,056  15,000,000 PRN      Shared-Defined 1     15,000,000
D R HORTON INC                       COM        23331A109      9,190     500,000 SH       Shared-Defined 1        500,000
DELPHI AUTOMOTIVE PLC                SHS        G27823106     30,236   1,185,724 SH       Shared-Defined 1      1,185,724
DELPHI AUTOMOTIVE PLC                SHS        G27823106      1,331      52,183 SH       Sole                     52,183
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     18,762  25,790,000 PRN      Shared-Defined 1     25,790,000
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4      6,737   9,260,000 PRN      Sole                  9,260,000
FIFTH & PAC COS INC                  COM        316645100     33,531   3,125,000 SH       Shared-Defined 1      3,125,000
GENWORTH FINL INC                 COM CL A      37247D106      6,226   1,100,000     PUT  Shared-Defined 1      1,100,000
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     21,395  37,700,000 PRN      Shared-Defined 1     37,700,000
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     17,995  31,710,000 PRN      Sole                 31,710,000
MTR GAMING GROUP INC                 COM        553769100     12,445   2,620,022 SH       Shared-Defined 1      2,620,022
RITE AID CORP                        COM        767754104      9,240   6,600,000 SH       Shared-Defined 1      6,600,000
SPDR S&P 500 ETF TR                TR UNIT      78462F103     23,818     175,000 SH       Shared-Defined 1        175,000
SPDR S&P 500 ETF TR                TR UNIT      78462F103  3,383,570  24,860,000     PUT  Shared-Defined 1     24,860,000
SPDR S&P 500 ETF TR                TR UNIT      78462F103     19,055     140,000     PUT  Sole                    140,000
SUN HEALTHCARE GROUP INC NEW         COM        86677E100     15,485   1,850,000 SH       Shared-Defined 1      1,850,000
SUPERVALU INC                        COM        868536103     11,396   2,200,000 SH       Shared-Defined 1      2,200,000
SUPERVALU INC                        COM        868536103      2,874     554,900 SH       Sole                    554,900
U S AIRWAYS GROUP INC                COM        90341W108      5,332     400,000     CALL Shared-Defined 1        400,000
VISTEON CORP                       COM NEW      92839U206     19,500     520,000 SH       Shared-Defined 1        520,000
VISTEON CORP                       COM NEW      92839U206      2,318      61,800 SH       Sole                     61,800
WALGREEN CO                          COM        931422109     20,706     700,000 SH       Shared-Defined 1        700,000
WALGREEN CO                          COM        931422109        592      20,000 SH       Sole                     20,000
WALTER INVT MGMT CORP                COM        93317W102      5,860     250,000 SH       Shared-Defined 1        250,000
WARNER CHILCOTT PLC IRELAND         SHS A       G94368100     18,827   1,050,000 SH       Shared-Defined 1      1,050,000
WARNER CHILCOTT PLC IRELAND         SHS A       G94368100        986      55,000 SH       Sole                     55,000
YRC WORLDWIDE INC             NOTE 10.000% 3/3  984249AB8        326   1,050,277 PRN      Shared-Defined 1      1,050,277
YRC WORLDWIDE INC             NOTE 10.000% 3/3  984249AC6        578   1,050,277 PRN      Shared-Defined 1      1,050,277